Business combination (Details 14) - Box 1824 - BRL (R$) R$ in Thousands	Jun. 01, 2022		May 31, 2022
Business combinations
Total intangible assets at fair value (note 14)	R$ 11,981	[1]	R$ 11,981
Customer relationship (note 14)
Business combinations
Total intangible assets at fair value (note 14)			6,430
Brands (note 14)
Business combinations
Total intangible assets at fair value (note 14)			R$ 5,536
Software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	R$ 15

[1]	According to the purchase price on September 30: